RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 29, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
13	RELATED PARTY TRANSACTIONS

On August 13, 2012, we repurchased all 3,264 outstanding shares of our class C common stock, all of which were held by Matex Inc., members of the family of our former chairman Harry J. Grant, trusts for the benefit of members of the family, and Proteus Fund, Inc., a non-profit organization.  Pursuant to the terms of the agreement, we paid $6,246 in cash and issued 15 unsecured subordinated promissory notes with an aggregate principal amount of $25,599. The notes bear interest at a rate of 7.25% per annum and interest is payable quarterly. Six of the subordinated notes, with an aggregate principal amount of approximately $9,664, were paid on September 21, 2012 for $1,340 and December 21, 2012 for $8,324.  One of the subordinated notes, with an aggregate principal amount of $2,000, which was due on July 15, 2013, was also prepaid without premium or penalty on December 21, 2012.  On September 30, 2013, we paid the first annual installment on the remaining eight subordinated notes.  After giving effect to this $2,655 installment payment, the remaining aggregate principal amount of these eight subordinated notes is approximately $13,279.  The remaining subordinated notes are payable in equal annual installments on September 30 of each of 2014, 2015, 2016, 2017 and 2018, with no prepayment right.  Interest on the notes is payable quarterly.  One of the remaining subordinated notes, with an original principal amount of $7,617, was issued to the Judith Abert Meissner Marital Trust, a beneficial owner of more than 5.00% of the issued and outstanding shares of our class B common stock.  David G. Meissner, a former member of the Board, who did not stand for reelection to the Board of Directors at the 2013 Annual Meeting of Shareholders, is a beneficiary and trustee of this trust.  An additional three of the remaining subordinated notes, with an original aggregate principal amount of $752, were originally issued to trusts for the benefit of Mr. Meissner's children in which Mr. Meissner serves or previously served as trustee.  The cash for the repurchase to the Judith Abert Meissner Marital Trust and the trusts for the benefit of Mr. Meissner's children in which Mr. Meissner serves or previously served as trustee was $2,042.